Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	nif1_SupplementTextBlock	PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
GOVERNMENT ASSETS PORTFOLIO — SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED OCTOBER 17, 2016 TO
PROSPECTUS DATED OCTOBER 1, 2016

The footnote in the section entitled “PORTFOLIO SUMMARY — Portfolio Performance — Calendar Year Total Return (Service Shares)*” is replaced with the following:

* Year to date total return for the nine months ended September 30, 2016 is 0.16%. For the periods shown in the bar chart above, the highest quarterly return was 1.20% in the fourth quarter of 2006, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.
NORTHERN INSTITUTIONAL GOVERNMENT ASSETS PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nif1_SupplementTextBlock	PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS
GOVERNMENT ASSETS PORTFOLIO — SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED OCTOBER 17, 2016 TO
PROSPECTUS DATED OCTOBER 1, 2016

The footnote in the section entitled “PORTFOLIO SUMMARY — Portfolio Performance — Calendar Year Total Return (Service Shares)*” is replaced with the following:

* Year to date total return for the nine months ended September 30, 2016 is 0.16%. For the periods shown in the bar chart above, the highest quarterly return was 1.20% in the fourth quarter of 2006, and the lowest quarterly return was 0.00% in the fourth quarter of 2015.